SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands										1 Months Ended											3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 15, 2023 USD ($)	Sep. 06, 2023 USD ($) $ / shares	Jul. 27, 2023 USD ($) $ / shares	Apr. 25, 2023 shares	Mar. 07, 2023 shares	Mar. 07, 2023 shares	Jan. 30, 2023 shares	Jan. 25, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares	May 31, 2022 USD ($)	May 31, 2022 AUD ($) $ / shares	Oct. 31, 2021 USD ($) shares	Aug. 31, 2021 $ / shares	Jul. 31, 2021 $ / shares	May 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jan. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 $ / shares	Oct. 03, 2023	Sep. 19, 2023 USD ($) shares	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2023 € / shares	Dec. 31, 2022 € / shares	Aug. 31, 2022 shares	Jul. 01, 2022 shares	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Ordinary shares | shares						1,000,000	1,000,000						864,000										864,000
Aggregate amount of convertible instruments issued																						$ 2,983,000
Risk free interest rate, share options granted													3.42%
Expected volatility, share options granted													81.92%
Proceeds from offering										$ 2,580,000
Implied value | (per share)																					$ 0.0001				$ 0.0001	$ 0.0001								€ 1,000	€ 1
Number of shares authorized | shares																					500,000,000				500,000,000	500,000,000											500,000,000
Conversion of shares, description						Security Matters PTY Ltd.’s shareholders received as consideration 1 ordinary share of the Company per 10.3624 Security Matters PTY Ltd.’s ordinary shares.
Fair value based on the quoted opening share price																						11,599,000
Fair value of the shares																						16,802,000
Marketable securities held in a trust account										4,921,000												4,921,000
Trade, other payables and warrants										10,127,000												10,127,000
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Outstanding payables										$ 307,000												$ 307,000											$ 475
Fair value																	$ 84,300,000
True gold consortium pty ltd [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Fair value																	78,500,000
True gold consortium pty ltd [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Fair value																	$ 90,000,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | shares						3,525,000	3,525,000
Implied value | $ / shares										$ 0.0001												$ 0.0001
Number of shares authorized | shares										800,000,000,000											500,000,000	800,000,000,000			500,000,000	500,000,000							800,000,000,000
Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | shares											872,418
Aggregate amount of convertible instruments issued											$ 1,350,000
Risk free interest rate, share options granted																						3.99%
Expected volatility, share options granted																						81.03%
Borrowings, interest rate													10.00%										10.00%
Description of approach used to determine discount rates																							Each investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary.
Bridge loan agreements [member] | Eleven lenders [member]
IfrsStatementLineItems [Line Items]
Proceeds from loans and warrants																							$ 3,860,000
Top of range [member] | Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Loans maturity date																							two years
Security matters limited [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | shares																	8,938,666			15,270,249							1,774,744	1,774,744								2,000,000
Aggregate amount of convertible instruments issued															$ 569,000	$ 828
Proceeds from offering																	$ 1,890,000			$ 4,034,000					$ 182,000		$ 5,892,000		$ 6,857,000
Borrowings, interest rate																					4.00%				4.00%	4.00%
Proceeds from loans and warrants																									$ 3,310,000		$ 32,000
Exercise price of share | $ / shares														$ 0.4		$ 0.11		$ 0.7	$ 0.351
Implied value | $ / shares																					$ 0				$ 0	$ 0
Number of shares authorized | shares																					167,854,581				167,854,581	167,854,581	165,532,264	165,532,264
Percentage of interests acquired additional																																						2.00%
Outstanding payables																					$ 152,000				$ 152,000	$ 152,000	$ 38,000	$ 38,000
Security matters limited [member] | Bridge loan agreements [member] | Bonus warrants [member]
IfrsStatementLineItems [Line Items]
Loans maturity date																					five years
Warrants to purchase, shares | shares																					215,500
Exercise price of share | $ / shares																					$ 11.50
Security matters limited [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares														0.7												$ 0.03		$ 0.35		$ 0.20
Security matters limited [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares														$ 0.8												$ 0.14		$ 0.70		$ 0.70
Security matters limited [member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Description of expected term warrants																											5 years
Expected dividend as percentage, share options granted																											0.00%
Security matters limited [member] | Black scholes pricing model [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted																											0.11%
Expected volatility, share options granted																											64.00%
Security matters limited [member] | Black scholes pricing model [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted																											3.55%
Expected volatility, share options granted																											118.00%
Convertible notes [member]
IfrsStatementLineItems [Line Items]
Aggregate amount of convertible instruments issued									$ 250,000
Loans maturity date									December 31, 2024
Borrowings, interest rate									15.00%
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Issued capital, ordinary shares												$ 25,000
Percentage of weighted average price of common stock												96.00%
Proceeds from offering												$ 3,500,000
Description for common stock received and effectiveness of resgistration												(i) USD 1,500 thousand at the initial closing (was received on March 2023) (ii) USD 2,000 thousand upon effectiveness of a registration statement that was filed on March 2023
Number of issued and outstanding ordinary shares percentage					15.00%
Number of shares authorized | shares					5,082,417
Pre-Paid Advance to decrease price per shares | $ / shares				$ 1.10
Payment of debt				$ 500,000
Nonadjusting event [member] | True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of interests acquired additional																															7.50%
Percentage of interests acquired increase																															51.90%
Nonadjusting event [member] | Benchmark investments LLC [member]
IfrsStatementLineItems [Line Items]
Payment of debt		$ 250,000
Debt principal amount		$ 900,000
Nonadjusting event [member] | Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings, classified as financing activities																								$ 550,000
Borrowings, interest rate													10.00%										10.00%	10.00%
Description of approach used to determine discount rates																							Each investor has the option to decide that Security Matters Limited will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20 trading day VWAP preceding each such anniversary
Nonadjusting event [member] | Bridge loan agreements [member] | Bonus warrants [member]
IfrsStatementLineItems [Line Items]
Loans maturity date																							five years
Warrants to purchase, shares | shares																							243,000
Exercise price of share | $ / shares																							$ 11.50
Nonadjusting event [member] | Bridge loan agreements [member] | Redeemable warrants [member]
IfrsStatementLineItems [Line Items]
Loans maturity date																							five years
Warrants to purchase, shares | shares																							597,000
Exercise price of share warrants | $ / shares																							$ 11.50
Nonadjusting event [member] | Bridge loan agreements [member] | Redeemable warrants [member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Implied value | $ / shares													$ 5.00										$ 5.00
Nonadjusting event [member] | Bridge loan agreements [member] | Eleven lenders [member]
IfrsStatementLineItems [Line Items]
Proceeds from loans and warrants																							$ 3,860,000
Nonadjusting event [member] | Prepaid advance agreement [member]
IfrsStatementLineItems [Line Items]
Payment of debt	$ 1,350,000
Prepaid advance amount				1,500,000
Nonadjusting event [member] | Prepaid advance agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Payment of debt				$ 450,000
Nonadjusting event [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Proceeds from offering			$ 2,500,000
Conversion price | $ / shares			$ 1.6378
Debt principal amount			$ 4,290,000
Loan borrowing			$ 2,574,000
Original issue discount			40.00%
Interest accrued percent			12.00%
Conversion of shares, description			Any such conversion is subject to customary conversion limitations set forth in the Purchase Agreement so the investor beneficially owns less than 4.99% of the Company’s ordinary shares. Additionally, the Company has the right to convert in whole or in part the note into ordinary shares; provided that in no case shall the Company so convert the note if the result of the issuance of Ordinary Shares thereby would result in the beneficial ownership of the investor of ordinary shares in excess of 4.99%
Nonadjusting event [member] | Loan agreement [member]
IfrsStatementLineItems [Line Items]
Debt conversion amount																																$ 657,000
Nonadjusting event [member] | Loan agreements [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | shares																																487,281
Nonadjusting event [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of common stock												97.00%
Nonadjusting event [member] | Top of range [member] | Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Loans maturity date																							two years	P2Y
Nonadjusting event [member] | Security matters limited [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | shares								864,000
Risk free interest rate, share options granted								3.42%
Expected volatility, share options granted								81.92%
Expected dividend as percentage, share options granted								0.00%
Nonadjusting event [member] | Security matters limited [member] | Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings, classified as financing activities																								$ 550,000
Borrowings, interest rate																								10.00%
Nonadjusting event [member] | Security matters limited [member] | Isorad Ltd [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | shares													864,000										864,000
Description for equity or other funding convertible													Additionally, Isorad will be entitled to 1% of any amount actually received against equity or other funding convertible into equity at the closing of the transaction and until 13 months thereafter
Payments for proceed from receiving equity or other funding convertible into equity													$ 27,000,000
Percentage of cash on exit fee													1.50%
Nonadjusting event [member] | Security matters limited [member] | Isorad Ltd [member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted													3.42%
Expected volatility, share options granted													81.92%
Description of expected term warrants													3 years
Expected dividend as percentage, share options granted													0.00%
Nonadjusting event [member] | Security matters limited [member] | SMX Public Limited Company [member]
IfrsStatementLineItems [Line Items]
Issued capital, ordinary shares												$ 25,000,000
Percentage of weighted average price of common stock												96.00%
Proceeds from offering												$ 3,500,000
Description for common stock received and effectiveness of resgistration												(i) $1,500 at the initial closing (was received on March 2023) (ii) $2,000 upon effectiveness of a registration statement that was initially filed in March 2023.
Nonadjusting event [member] | Security matters limited [member] | SMX Public Limited Company [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of common stock												97.00%
Nonadjusting event [member] | Convertible notes [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | shares									250,000
Aggregate amount of convertible instruments issued									$ 250,000
Loans maturity date									December 31, 2024
Percentage of convertible notes									1500.00%
Conversion price | $ / shares									$ 10
Nonadjusting event [member] | Convertible notes [member] | Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Aggregate amount of convertible instruments issued											1,350,000
Nonadjusting event [member] | Convertible notes [member] | Security matters limited [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | shares									250,000
Aggregate amount of convertible instruments issued									$ 250,000
Loans maturity date									December 31, 2024
Percentage of convertible notes									15.00%
Nonadjusting event [member] | Convertible notes [member] | Security matters limited [member] | Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Number of value converted											$ 1,350,000
Number of shares converted | shares							1,000,000